9. INCOME TAXES (Details Narrative) - Mar. 31, 2015 - USD ($)	Total
Net operating loss beginning expiration date	Dec. 31, 2021
Uncertain tax positions	$ 0
Federal
Net operating loss carryforwards	46,000,000
State
Net operating loss carryforwards	$ 38,000,000